Fees Summary	Nov. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 200,000,000
Total Fee Amount	17,400
Total Offset Amount	0
Net Fee	$ 17,400
Offset Table N/A	N/A